Sales of goods (Details) S/ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 PEN (S/)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 PEN (S/)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 PEN (S/)
Disclosure of Sales of goods [Line Items]
Revenue from sale of copper	$ 274,761		$ 268,527		$ 2,390,840
Royalty expense	(21,526)		(31,217)		(27,611)
Revenue from sale of goods	1,122,995		1,223,942		1,015,670
Copper concentrate [Member]
Disclosure of Sales of goods [Line Items]
Revenue from sale of copper	2,458,088	S/ 962,113	2,702,508	S/ 979,243	1,967,052	S/ 995,386
Copper cathode [Member]
Disclosure of Sales of goods [Line Items]
Revenue from sale of copper	251,908	S/ 86,346	241,725	S/ 84,679	247,431	S/ 109,128
Other primarily silver and molybdenum concentrate [Member]
Disclosure of Sales of goods [Line Items]
Revenue from sale of copper	$ 351,934		$ 267,033		$ 176,357